RECENTLY IMPLEMENTED ACCOUNTING STANDARDS Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Sep. 30, 2016
Recently implemented accounting standards [Abstract]
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options		$ 1.1
Prior Period Reclassification Adjustment	$ 4.7